Employee compensation and benefits - Post-employment benefit plans (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of defined benefit plans [line items]
Defined contribution assets	$ 6,510		$ 5,767
Estimate of contributions expected to be paid to plan	384
Pension Plan
Disclosure of defined benefit plans [line items]
Defined contribution assets	6,969		6,181
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Fair value of plan assets	37,874		34,074		$ 38,100	£ 28,800
Surplus (deficit) in plan					$ 1,900	£ 1,400
Percentage of plan funded					105.00%	105.00%
Defined contribution assets	7,716		$ 7,458	$ 8,195
Pension Plan | Principal plan | 2020
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	212	£ 160
Pension Plan | Principal plan | 2021
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	$ 212	£ 160
Defined Contribution Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Defined contribution assets					$ 2,600	£ 2,000